Note 6 - Revenues (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Notes Tables
Disaggregation of Revenue [Table Text Block]
	Three Months Ended
	March 31 ,
	2019	2018
Trappsol Cyclo	$30,096	$30,096
Trappsol HPB	70,867	74,762
Trappsol research	65,852	61,025
Aquaplex	52,560	29,455
Other	1,451	2,731
Total revenues	$220,826	$198,069

	Year Ended
	December 31 ,
	2018	2017
Trappsol ® Cyclo™	$166,596	$342,231
Trappsol ® HPB	484,101	710,939
Trappsol ® Fine Chemical	233,910	130,982
Aquaplex ®	116,806	17,760
Other	10,064	35,844
Total revenues	$1,011,477	$1,237,756